Shareholder Report, Holdings (Details) - C000152732 [Member]	Sep. 30, 2024
Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.10%
Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Foreign Issuer Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Bank Debts [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Bankruptcy Claims [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
U S Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
All other asset types less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value